===============================================================================


                 THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VUL

                              DECEMBER 31, 1996
                                ANNUAL REPORT




                         SEPARATE ACCOUNT VUL FUNDING
                   EQUIBUILDER-TM- FLEXIBLE PREMIUM VARIABLE
                            LIFE INSURANCE POLICIES

                          Principal office located at:
                               #1 Franklin Square
                         Springfield, Illinois  62713


                    ANNUAL REPORT DATED DECEMBER 31, 1996


===============================================================================




                              DECEMBER 31, 1996
                                ANNUAL REPORT


                            THE HUDSON RIVER TRUST

                         PRINCIPAL OFFICE LOCATED AT:
                                1755 Broadway
                          New York, New York  10019


                    ANNUAL REPORT DATED DECEMBER 31, 1996


-------------------------------------------------------------------------------
    The Annual Report of Separate Account VUL is prepared and provided by
      The American Franklin Life Insurance Company. The Annual Report of
       The Hudson River Trust is prepared by The Hudson River Trust.
-------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF NET ASSETS
DECEMBER 31, 1996




                                             COMMON           MONEY                        AGGRESSIVE         HIGH
                                             STOCK           MARKET        BALANCED          STOCK            YIELD        GLOBAL
                                            DIVISION         DIVISION      DIVISION         DIVISION        DIVISION      DIVISION
                                            --------------------------------------------------------------------------------------
ASSETS

Investments in The Hudson River Trust, at
 fair value:
 (Cost: Common Stock Division -$5,800,732
 Money Market Division-$665,198
 Balanced Division-$2,651,114
 Aggressive Stock Division-$2,666,920
 High Yield Division-$201,340
 Global Division-$929,765)                   $7,424,822      $661,549      $2,776,435      $2,989,266      $208,955      $1,084,283
                                            ---------------------------------------------------------------------------------------
Due (to) from General Account                    25,965           381            (292)           (784)          267          83,921
                                            ---------------------------------------------------------------------------------------
NET ASSETS (Note 1)                          $7,450,787      $661,930      $2,776,143      $2,988,482      $209,222      $1,168,204
                                            =======================================================================================
Unit Value, at December 31, 1996 (Note 4)    $   252.88      $ 134.27      $   183.79       $  326.62      $ 227.84      $   217.07
                                            =======================================================================================
Units Outstanding, at December 31, 1996          29,464         4,930          15,105           9,150           918           5,381
                                            =======================================================================================

SEE NOTES TO FINANCIAL STATEMENTS.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                             COMMON           MONEY                        AGGRESSIVE         HIGH
                                             STOCK           MARKET        BALANCED          STOCK            YIELD        GLOBAL
                                            DIVISION         DIVISION      DIVISION         DIVISION        DIVISION      DIVISION
                                            --------------------------------------------------------------------------------------
INVESTMENT INCOME

Income (Note 2)
     Dividends from The Hudson River Trust  $  800,460       $30,679       $302,638        $530,271        $30,316         $ 71,583

Expenses (Note 3)
     Mortality and expense risk charge          46,912         4,137         18,949          19,604          1,233            7,729
                                            ---------------------------------------------------------------------------------------
Net Investment Income                          753,548        26,542        283,689         510,667         29,083           63,854

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS (NOTE 2)
     Net realized gain (loss)                   84,785          (331)        (1,079)         37,813            296           18,066

     Net unrealized appreciation
          (depreciation)

     Beginning of year                       1,019,762        (2,469)       118,943         356,871          3,883          187,214
     End of year                             1,624,090        (3,649)       125,321         322,346          7,615          154,518
                                            ---------------------------------------------------------------------------------------
Net change in unrealized appreciation
     (depreciation) during the year            604,328        (1,180)         6,378         (34,525)         3,732         (32,696)
                                            ---------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
     on Investments                            689,113        (1,511)         5,299           3,288          4,028         (14,630)
                                            ---------------------------------------------------------------------------------------

Net Increase in Net Assets Resulting
     From Operations                        $1,442,661       $25,031       $288,988        $513,955        $33,111          $49,224
                                            =======================================================================================



SEE NOTES TO FINANCIAL STATEMENTS.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                             COMMON           MONEY                        AGGRESSIVE         HIGH
                                             STOCK           MARKET        BALANCED          STOCK            YIELD        GLOBAL
                                            DIVISION         DIVISION      DIVISION         DIVISION        DIVISION      DIVISION
                                            ---------------------------------------------------------------------------------------
CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income                     $  753,548       $  26,542     $  283,689      $  510,667      $  29,083    $   63,854
   Net realized gain (loss) on investments       84,785            (331)        (1,079)         37,813            296        18,066
   Net change in unrealized appreciation
     (depreciation) on investments              604,328          (1,180)         6,378         (34,525)         3,732       (32,696)
                                            ---------------------------------------------------------------------------------------
Net increase in net assets from operations    1,442,661          25,031        288,988         513,955         33,111        49,224

FROM POLICY RELATED TRANSACTIONS:
   Net contract purchase payments               767,063          72,284        402,634         391,630         29,802       159,089
   Transfers for policy related transactions   (674,803)        (65,968)      (381,368)       (253,417)       (11,337)      (38,230)
   Transfers between Separate Account VUL's
   Divisions, net                               (44,569)         78,626        (44,582)         39,552         17,112         9,951
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from policy related transactions                 47,691          84,942        (23,316)        177,765         35,577       130,810
                                            ---------------------------------------------------------------------------------------
Increase in Net Assets                        1,490,352         109,973        265,672         691,720         68,688       180,034

Net Assets, Beginning of Year                 5,960,435         551,957      2,510,471       2,296,762        140,534       988,170
                                            ---------------------------------------------------------------------------------------
Net Assets, End of Year                     $ 7,450,787        $661,930     $2,776,143      $2,988,482       $209,222    $1,168,204
                                            =======================================================================================


FOR THE YEAR ENDED DECEMBER 31, 1995

CHANGE IN NET ASSETS
FROM OPERATIONS:
   Net investment income                     $  381,028       $  26,246     $  132,300      $ 257,666      $  11,928      $  38,785
   Net realized gain (loss) on investments        4,578             132        (17,457)         5,122         (1,524)        (2,108)
   Net change in unrealized appreciation
   (depreciation) on investments              1,030,788          (2,007)       283,472        238,498          8,741        109,580
   Net increase in net assets from operations 1,416,394          24,371        398,315        501,286         19,145        146,257

FROM POLICY RELATED TRANSACTIONS:
   Net contract purchase payments               731,922          85,339        416,754        351,528         31,118        154,471
   Transfers for policy related transactions   (695,315)        (68,844)      (447,187)      (291,514)       (24,243)      (130,688)
   Transfers between Separate Account VUL's
   Divisions, net                                31,326         (16,320)         5,206         46,823         12,548        (36,084)
                                            ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  policy related transactions                    67,933             175        (25,227)       106,837         19,423        (12,301)
                                            ---------------------------------------------------------------------------------------
Increase in Net Assets                        1,484,327          24,546        373,088        608,123         38,568        133,956

Net Assets, Beginning of Year                 4,476,108         527,411      2,137,383      1,688,639        101,966        854,214
                                            ---------------------------------------------------------------------------------------
Net Assets, End of Year                      $5,960,435        $551,957     $2,510,471     $2,296,762       $140,534       $988,170
                                            =======================================================================================


SEE NOTES TO FINANCIAL STATEMENTS

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1996

1.  NATURE OF OPERATIONS

    The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of six investment divisions, was established on July 22, 1987 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of a mutual fund, The Hudson River Trust (Trust). The Account's financial statements should be read in conjunction with the financial statements of the Trust. The Account commenced operations on January 5, 1990.

    The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder-TM- Flexible Premium Variable Life Insurance Policies (Policies). Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct. The Policies are no longer being sold.

    The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality costs and administrative expenses made under the Policies and (ii) other policy benefits.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The significant accounting policies of the Account are as follows:

    Investments in shares of the Trust are carried at fair value. Investments in shares of the Trust are valued at the net asset values of the respective Portfolios of the Trust corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date. Dividends are recorded as received. Realized gains and losses on sales of the Trust shares are determined based on the specific identification method.

    The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996

3.  SALES AND ADMINISTRATIVE CHARGES

    Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyowner. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $983,000 in 1996.

    During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one "target" premium which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1996

4.  SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

    Unit value information and a summary of changes in outstanding units is shown below:

FOR THE YEAR ENDED DECEMBER 31, 1996
                                               COMMON          MONEY                      AGGRESSIVE        HIGH
                                                STOCK          MARKET       BALANCED         STOCK          YIELD          GLOBAL
                                               DIVISION       DIVISION      DIVISION        DIVISION      DIVISION        DIVISION
                                              ------------------------------------------------------------------------------------
Unit value, beginning of year                   $203.33        $128.48        $164.98        $268.39        $187.52        $191.62
                                              ------------------------------------------------------------------------------------
Unit value, end of year                         $252.88        $134.27        $183.79        $326.62        $227.84        $217.07
                                              ------------------------------------------------------------------------------------
Number of units outstanding, beginning
  of year                                        29,315          4,296         15,216          8,558            749          5,157
Net contract purchase payments                    3,483            549          2,343          1,269            142            780
Transfers for policy related transactions        (3,178)          (503)        (2,214)          (810)           (55)          (602)
Transfers between Separate Account
  VUL's Divisions, net                             (156)           588           (240)           133             82             46
                                              ------------------------------------------------------------------------------------
Number of units outstanding, end of year         29,464          4,930         15,105          9,150            918          5,381
                                              ------------------------------------------------------------------------------------

5.  REMUNERATION OF MANAGEMENT

    Separate Account VUL incurs no liability for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                          REPORT OF INDEPENDENT AUDITORS

Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL


We have audited the accompanying statement of net assets of Separate Account VUL (comprising, respectively, the Common Stock, Money Market, Balanced, Aggressive Stock, High Yield, and Global Divisions) as of December 31, 1996, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of Separate Account VUL management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL at December 31, 1996, and the results of their operations for the year then ended, and the changes in net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                                       Ernst & Young LLP

Chicago, Illinois
February 7, 1997